Quarterly Financial Data (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Quarterly Financial Information [Line Items]
Net sales and other operating revenue	¥ 2,405,062	¥ 1,942,545	¥ 1,885,892	¥ 1,714,596	¥ 2,213,079	¥ 2,110,414	¥ 2,251,911	¥ 2,361,463	¥ 2,279,567	¥ 2,240,740	¥ 2,056,655	¥ 2,002,212	¥ 7,948,095	¥ 8,936,867	¥ 8,579,174
Operating Income (loss)	111,976	44,298	52,511	22,579	46,206	125,653	163,473	234,443	96,097	176,971	65,543	25,164	231,364	569,775	363,775
Net income (loss) attributable to Honda Motor Co., Ltd.	¥ 71,594	¥ 47,662	¥ 60,429	¥ 31,797	¥ 44,554	¥ 81,118	¥ 135,929	¥ 272,487	¥ 72,176	¥ 134,627	¥ 54,037	¥ 7,560	¥ 211,482	¥ 534,088	¥ 268,400
Basic net income (loss) attributable to Honda Motor Co., Ltd. per common share	¥ 39.72	¥ 26.45	¥ 33.53	¥ 17.64	¥ 24.72	¥ 45.01	¥ 75.24	¥ 150.27	¥ 39.78	¥ 74.19	¥ 29.78	¥ 4.17	¥ 117.34	¥ 295.67	¥ 147.91